Segment reporting (Details Textuals)	12 Months Ended
	Dec. 31, 2024 Segments NUMBER	Dec. 31, 2023 NUMBER	Dec. 31, 2022 NUMBER
Segment reporting
Number of operating reportable segment | Segments	2
Customer concentrations risk
Segment reporting
Number of customers	0
Customer concentrations risk | Minimum
Segment reporting
Percentage of entity's consolidated revenue	10.00%
Customer concentrations risk | Customer one
Segment reporting
Number of customers		1	1
Percentage of entity's consolidated revenue		10.00%	12.50%